Basic and Diluted Net Loss Per Share	12 Months Ended
Dec. 31, 2022
Basic and Diluted Net Loss Per Share [Abstract]
BASIC AND DILUTED NET LOSS PER SHARE
NOTE 14: -	BASIC AND DILUTED NET LOSS PER SHARE

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Year ended December 31,
	2020	2021	2022
Numerator:

Net loss	$(8,882)	$(27,271)	$(33,762)

Denominator:

Weighted-average shares used in computing net loss per share, basic and diluted	40,274,935	40,534,697	63,534,875

Net loss per share, basic and diluted	$(0.22)	$(0.67)	$(0.53)

The potential shares of Ordinary shares that were excluded from the computation of diluted net loss per share attributable to ordinary shareholders for the periods presented because including them would have been anti-dilutive are as follows:

	Year ended December 31,
	2020	2021	2022

Convertible Preferred shares	13,739,186	13,739,186	-
Outstanding share options	4,724,414	6,046,769	8,237,794
RSU	-	1,031,250	924,867
Warrant to Preferred A shares	3,880,777	3,880,777	-
Warrants	651,067	651,067	18,071,521

	22,995,444	25,349,049	27,234,182